DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS

July 31, 2023

(Unaudited)

Principal Amount (000)	Description (a)	Value

	LONG-TERM INVESTMENTS - 98%

	Alaska - 0.3%
$290	Anchorage Elec. Util. Rev.,
	5.00%, 12/01/36
	Prerefunded 12/01/24 @ $100 (b)	$296,474

	Arizona - 5%
1,350	Arizona Brd. of Regents Rev.,
	Arizona St. Univ.,
	5.00%, 7/01/37	1,398,336
650	Arizona St. Hlth. Fac. Auth. Rev.,
	HonorHealth Hosp. Proj.,
	5.00%, 12/01/42	651,704
1,000	Maricopa Cnty. Indl. Dev. Auth. Rev.,
	Banner Hlth.,
	4.00%, 1/01/34	1,009,744
310	Northern Arizona Univ. Rev.,
	5.00%, 6/01/40	311,622
1,000	Northern Arizona Univ. SPEED Rev.,
	(Stimulus Plan for Econ. and Edl. Dev.),
	5.00%, 8/01/38
	Prerefunded 8/01/23 @ $100 (b)	1,000,000

		4,371,406

	California - 13.2%
330	California St. Hlth. Facs. Fin. Auth. Rev.,
	Providence St. Joseph Hlth.,
	4.00%, 10/01/36	331,822
1,660	California St. Hlth. Facs. Fin. Auth. Rev.,
	Sutter Hlth.,
	5.00%, 11/15/46
	Prerefunded 11/15/25 @ $100 (b)	1,736,089
1,000	California St. Gen. Oblig.,
	5.00% 10/01/28	1,021,053
1,000	California St. Pub. Wks. Brd. Lease Rev.,
	Dept. of Corrections and Rehab.,
	5.25%, 9/01/29	1,001,407
1,000	Garden Grove Successor Agy. to Agy.
	Cmty. Dev., Tax Allocation,
	5.00%, 10/01/31, BAM	1,056,513
2,000	Gilroy Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/41	2,006,044

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2023

(Unaudited)

Principal Amount (000)	Description (a)	Value

$1,215	San Marcos Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 10/01/32	$1,261,658
2,000	San Mateo Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 8/01/30	2,074,759
1,000	Temple City Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/43	995,536

		11,484,881

	Colorado - 4%
1,000	Denver City and Cnty. Arpt. Rev.,
	5.50%, 11/15/30	1,141,083
2,150	Public Auth. for Colorado Energy,
	Natural Gas Purch. Rev.,
	6.25%, 11/15/28	2,301,907

		3,442,990

	Connecticut - 6.3%
935	Connecticut St. Gen. Oblig.,
	5.00%, 9/15/35	1,020,033
730	Connecticut St. Gen. Oblig.,
	4.00%, 4/15/38	735,333
1,265	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Yale Univ.,
	5.00%, 7/01/40	1,384,377
550	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Yale-New Haven Hosp.,
	5.00%, 7/01/48	546,278
390	Connecticut St. Hsg. Auth. Rev.,
	3.00%, 5/15/33	363,410
1,250	Hartford Cnty. Met. Dist. Clean Wtr. Proj. Rev.,
	5.00%, 2/01/33	1,440,207

		5,489,638

	Florida - 16%
780	Brevard Cnty. Sch. Brd. Ref. COP,
	5.00%, 7/01/32	840,609
1,000	Central Florida Expwy. Auth. Rev.,
	4.00%, 7/01/36	1,005,288
1,000	Hillsborough Cnty. Aviation Auth. Rev.,
	Tampa Int’l. Arpt.,
	5.00%, 10/01/44
	Prerefunded 10/01/24 @ $100 (b)	1,015,313

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2023

(Unaudited)

Principal Amount (000)	Description (a)	Value

$1,080	Miami Beach Hlth. Facs. Auth. Rev.,
	Mt. Sinai Med. Ctr.,
	5.00%, 11/15/39	$1,085,843
500	Miami Beach Redev. Agy. Rev.,
	5.00%, 2/01/40, AGM	501,876
1,250	Miami-Dade Cnty. Ed. Facs. Auth. Rev.,
	Univ. of Miami,
	5.00%, 4/01/45	1,267,204
2,220	Miami-Dade Cnty. Sch. Brd. Ref. COP,
	5.00%, 2/01/34	2,292,525
2,035	Seminole Cnty. Sales Tax Rev.,
	5.25%, 10/01/31, NRE	2,338,220
2,190	Seminole Cnty. Sch. Brd. COP,
	5.00%, 7/01/33	2,280,094
830	S. Florida Wtr. Mgmt. Dist. COP,
	5.00%, 10/01/35	859,385
470	Tallahassee Hlth. Facs. Rev.,
	Tallahassee Memorial Hlthcare.,
	5.00%, 12/01/41	467,623

		13,953,980

	Georgia - 0.6%
500	Atlanta Arpt. Passenger Fac. Charge Gen. Rev.,
	5.00%, 1/01/32	503,324

	Illinois - 13.3%
500	Chicago Multi-Family Hsg. Rev.,
	Paul G. Stewart (Phases I and II),
	4.90%, 3/20/44, FHA	500,160
1,000	Chicago O’Hare Intl. Arpt. Rev.,
	Customer Fac. Charge,
	5.125%, 1/01/30, AGM	1,003,187
250	Chicago Sales Tax Rev.,
	5.00%, 1/01/30
	Prerefunded 1/01/25 @ $100 (b)	255,721
250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/30	261,600
665	Chicago Wtrwks. Rev.,
	5.25%, 11/01/32, AGM	718,185
250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/36, AGM	262,725
865	Chicago Wtrwks. Rev.,
	5.00%, 11/01/44	871,489

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2023

(Unaudited)

Principal Amount (000)	Description (a)	Value

$1,000	Cook Cnty. Gen. Oblig.,
	5.00%, 11/15/24	$1,018,351
170	Illinois St. Fin. Auth. Rev.,
	Advocate Hlth. Care Network,
	5.00%, 5/01/45
	Prerefunded 5/01/25 @ $100 (b)	174,322
1,055	Illinois St. Fin. Auth. Rev.,
	Advocate Hlth. Care Network,
	5.00%, 5/01/45
	Prerefunded 5/01/25 @ $100 (b)	1,083,626
525	Illinois St. Fin. Auth. Rev.,
	Northwestern Memorial Hlthcare.,
	5.00%, 9/01/42
	Prerefunded 9/01/24 @ $100 (b)	534,099
1,000	Illinois St. Gen. Oblig.,
	5.00%, 2/01/27	1,051,538
2,020	Illinois St. Gen. Oblig.,
	5.50%, 1/01/29	2,238,443
600	Illinois St. Gen. Oblig.,
	5.00%, 2/01/29	631,978
1,000	Univ. of Illinois Aux. Facs. Sys. Rev.,
	5.00%, 4/01/34	1,003,650

		11,609,074

	Indiana - 0.3%
240	Indiana St. Fin. Auth. Hosp. Rev.,
	Indiana Univ. Hlth.,
	5.00%, 12/01/28	245,919

	Louisiana - 1.8%
1,250	Louisiana St. Tran. Auth. Rev.,
	5.00%, 8/15/38
	Prerefunded 8/15/23 @ $100 (b)	1,250,717
300	New Orleans Swr. Svc. Rev.,
	5.00%, 6/01/44
	Prerefunded 6/01/24 @ $100 (b)	304,170

		1,554,887

	Maine - 1%
905	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/01/33	905,641

	Maryland - 1.2%
1,000	Maryland St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	Luminis Hlth.,
	5.00%, 7/01/39
	Prerefunded 7/01/24 @ $100 (b)	1,014,945

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2023

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Massachusetts - 2.6%
$1,945	Massachusetts St. Gen. Oblig.,
	5.50%, 8/01/30, AMBAC	$2,262,446

	Michigan - 3.5%
1,630	Great Lakes Wtr. Auth., Sewage Disposal
	Sys. Rev.,
	5.00%, 7/01/33	1,699,230
550	Michigan St. Fin. Auth. Rev.,
	Corewell Hlth.,
	5.00%, 11/01/44	558,012
540	Michigan St. Bldg. Auth. Rev.,
	4.00%, 10/15/36	548,235
225	Royal Oak Hosp. Fin. Auth. Rev.,
	Corewell Hlth.,
	5.00%, 9/01/39
	Prerefunded 3/01/24 @ $100 (b)	226,958

		3,032,435

	Minnesota - 0.2%
200	Minnesota St. Hsg. Fin. Agy.,
	2.70%, 7/01/44	158,323

	Nebraska - 2.4%
1,925	Omaha Gen. Oblig.,
	5.25%, 4/01/27	2,085,148

	New Jersey - 2.2%
400	Camden Cnty. Impvt. Auth. Hlthcare.
	Redev. Rev., Cooper Hlth. Sys.,
	5.00%, 2/15/33	401,796
295	New Jersey St. COVID-19 Gen. Oblig.
	Emergency Bonds,
	4.00%, 6/01/31	314,534
1,125	New Jersey St. Tpk. Auth. Rev.,
	5.00%, 1/01/34	1,191,732

		1,908,062

	New York - 3.4%
2,035	New York St. Dorm. Auth.,
	Personal Inc. Tax Rev.,
	5.00%, 03/15/31	2,091,615
900	Port Auth. of New York and New Jersey Rev.,
	5.00%, 6/01/33	904,590

		2,996,205

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2023

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Oregon - 1.9%
$570	Port of Portland Intl. Arpt. Rev.,
	5.00%, 7/01/32	$575,631
1,000	Washington Cnty. Sch. Dist. 48J
	(Beaverton), Gen. Oblig.
	5.00%, 6/15/36	1,060,684

		1,636,315

	Pennsylvania - 2.3%
2,000	Delaware River Port Auth. Rev.,
	5.00%, 1/01/34
	Prerefunded 1/01/24 @ $100 (b)	2,014,262

	Rhode Island - 1.3%
1,070	Rhode Island St. Clean Wtr. Fin. Agy.,
	Wtr. Poll. Control Rev.,
	5.00%, 10/01/32
	Prerefunded 10/01/24 @ $100 (b)	1,091,295

	South Carolina - 2.1%
1,500	Charleston Edl. Excellence Fin. Corp. Rev.,
	Charleston Cnty. Sch. Dist.,
	5.00%, 12/01/24	1,531,395
290	SCAGO Edl. Facs. Corp. Rev.,
	Pickens Cnty. Sch. Dist.,
	5.00%, 12/01/24	295,562

		1,826,957

	Tennessee - 2.7%
250	Chattanooga-Hamilton Cnty. Hosp. Auth. Rev.,
	Erlanger Hlth. Sys.,
	5.00%, 10/01/34	252,751
2,000	Tennessee St. Sch. Bond Auth. Rev.,
	5.00%, 11/01/42	2,109,333

		2,362,084

	Texas - 6.4%
600	Bexar Cnty. Hosp. Dist. Gen. Oblig.,
	5.00%, 2/15/25	615,010
670	Dallas Area Rapid Transit Rev.,
	5.00%, 12/01/41
	Prerefunded 12/01/25 @ $100 (b)	698,423
1,410	Houston Util. Sys. Rev.,
	5.00%, 11/15/32
	Prerefunded 11/15/23 @ $100 (b)	1,416,604

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2023

(Unaudited)

Principal Amount (000)	Description (a)	Value

$1,505	North Texas Twy. Auth. Rev.,
	Convertible CAB,
	0.00%, 9/01/43
	Prerefunded 9/01/31 @ $100 (b)	$1,894,653
1,000	Texas St. Wtr. Development Brd. Rev.,
	St. Wtr. Implementation Fund,
	4.00%, 10/15/47	972,792

		5,597,482

	Vermont - 0.6%
500	Vermont St. Edl. and Hlth. Bldg. Fin. Agy. Rev.,
	Univ. of Vermont Med. Center,
	5.00%, 12/01/35	518,441

	Washington - 1.5%
1,260	Port of Seattle Rev.,
	5.00%, 5/01/32	1,323,460

	Wisconsin - 1.9%
1,400	Wisconsin St. Pub. Fin. Auth. Hosp. Rev.,
	Renown Reg. Med. Ctr.,
	5.00%, 6/01/40	1,418,168
250	Wisconsin St. Pub. Fin. Auth.,
	Solid Waste Disp. Rev.,
	2.875%, 5/01/27	233,419

		1,651,587

	Total Long-Term Investments
	(Cost $85,648,776)	85,337,661

	TOTAL INVESTMENTS - 98%
	(Cost $85,648,776)	$85,337,661
	Other assets less liabilities - 2%	1,759,595

	NET ASSETS - 100%	$87,097,256

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2023

(Unaudited)

(a) The following abbreviations are used in the portfolio descriptions:

AGM - Assured Guaranty Municipal Corp.*

AMBAC - Ambac Assurance Corporation*

BAM - Build America Mutual Assurance Company*

CAB - Capital Appreciation Bond

COP - Certificate of Participation

FHA - Federal Housing Authority*

NRE - National Public Finance Guarantee Corporation*

* Indicates an obligation of credit support, in whole or in part.

(b) Prerefunded issues are secured by escrowed cash, U.S. government obligations, or other securities.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2023:

Level 2
Municipal bonds	$85,337,661

There were no Level 1 or Level 3 priced securities held and there were no transfers into or out of Level 3.

Other information regarding the Fund is available on the Fund’s website at www.dpimc.com/dtf or the Securities and Exchange Commission’s website at www.sec.gov.